SunAmerica Style Select Series, Inc. (R)
Focused Portfolios
Supplement to the Prospectus dated February 28, 2000


     Under the section entitled "BUYING SHARES - Adding to an account" on page 12 of the Prospectus, the fourth paragraph should be supplemented with the following:

          Deliver the check and your stub or note to your broker or financial advisor, or mail them to:

          Non-Retirement Accounts:
          SunAmerica Fund Services, Inc.
          c/o NFDS
          P.O. Box 219373
          Kansas City, Missouri 64121-9373

          Retirement Accounts:
          SunAmerica Fund Services, Inc.
          Mutual Fund Operations, 3rd Floor
          The SunAmerica Center
          733 Third Avenue
          New York, New York 10017-3204


Dated:  May 1, 2000